NET INCOME PER SHARE (Details) ₽ / shares in Units, $ / shares in Units, ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽) ₽ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 RUB (₽) ₽ / shares shares	Dec. 31, 2017 RUB (₽) ₽ / shares shares
NET INCOME PER SHARE
Number of Share-Based Awards excluded from the diluted net income per ordinary share computation (in shares)	4,305,674	4,305,674	3,016,826	1,862,125
Net income, allocated for basic	₽ 12,826	$ 162.6	₽ 45,984	₽ 9,201
Weighted average ordinary shares outstanding-basic	327,127,314	327,127,314	326,667,118	324,747,888
Dilutive effect of:
Weighted average ordinary shares outstanding-diluted	335,428,137	335,428,137	335,162,062	331,243,961
Net income per share attributable to ordinary shareholders:
Basic | (per share)	₽ 39.21	$ 0.50	₽ 140.77	₽ 28.33
Diluted | (per share)	₽ 38.21	$ 0.48	₽ 137.20	₽ 27.77
Class A
NET INCOME PER SHARE
Net income, allocated for basic	₽ 11,349	$ 143.9	₽ 40,595	₽ 7,950
Reallocation of net income as a result of conversion of Class B to Class A shares	1,477	18.7	5,389	1,251
Dilution in Classifieds	(10)	(0.1)
Net income, allocated for diluted	₽ 12,816	$ 162.5	₽ 45,984	₽ 9,201
Weighted average ordinary shares outstanding-basic	289,468,245	289,468,245	288,380,711	280,586,437
Dilutive effect of:
Conversion of Class B to Class A shares (in shares)	37,659,069	37,659,069	38,286,407	44,161,451
Share-Based Awards (in shares)	8,300,823	8,300,823	8,494,944	6,496,073
Weighted average ordinary shares outstanding-diluted	335,428,137	335,428,137	335,162,062	331,243,961
Net income per share attributable to ordinary shareholders:
Basic | (per share)	₽ 39.21	$ 0.50	₽ 140.77	₽ 28.33
Diluted | (per share)	₽ 38.21	$ 0.48	₽ 137.20	₽ 27.77
Class B
NET INCOME PER SHARE
Net income, allocated for basic	₽ 1,477	$ 18.7	₽ 5,389	₽ 1,251
Reallocation of net income to Class B shares	(38)	(0.4)	(136)	(19)
Net income, allocated for diluted	₽ 1,439	$ 18.3	₽ 5,253	₽ 1,232
Weighted average ordinary shares outstanding-basic	37,659,069	37,659,069	38,286,407	44,161,451
Dilutive effect of:
Share-Based Awards (in shares)			6,529	146,027
Weighted average ordinary shares outstanding-diluted	37,659,069	37,659,069	38,292,936	44,307,478
Net income per share attributable to ordinary shareholders:
Basic | (per share)	₽ 39.21	$ 0.50	₽ 140.77	₽ 28.33
Diluted | (per share)	₽ 38.21	$ 0.48	₽ 137.20	₽ 27.77